Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-38769
Entity Registrant Name	The Cigna Group
Entity Central Index Key	0001739940
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4991898
Entity Address, Address Line One	900 Cottage Grove Road
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	226-6000
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false